LVIP SSGA Large Cap 100 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–100.01%
Aerospace & Defense–2.01%
General Dynamics	91,744	$ 16,657,041
Northrop Grumman	51,200	16,570,368
		33,227,409
Automobiles–1.01%
†General Motors	289,874	16,656,160
		16,656,160
Banks–5.07%
Citigroup	230,808	16,791,282
Citizens Financial Group	383,041	16,911,260
Fifth Third Bancorp	445,904	16,699,105
KeyCorp	839,972	16,782,641
Truist Financial	289,800	16,901,136
		84,085,424
Biotechnology–2.01%
†Alexion Pharmaceuticals	106,766	16,325,589
†Biogen	60,900	17,036,775
		33,362,364
Building Products–2.02%
Carrier Global	403,000	17,014,660
Johnson Controls International	276,126	16,476,438
		33,491,098
Capital Markets–1.02%
Bank of New York Mellon	357,569	16,909,438
		16,909,438
Chemicals–1.99%
Dow	260,790	16,674,913
Eastman Chemical	148,700	16,374,844
		33,049,757
Commercial Services & Supplies–0.99%
Republic Services	164,700	16,362,945
		16,362,945
Communications Equipment–1.02%
Cisco Systems	325,797	16,846,963
		16,846,963
Containers & Packaging–1.01%
Amcor	1,430,400	16,707,072
		16,707,072
Distributors–0.98%
Genuine Parts	140,923	16,289,290
		16,289,290
Diversified Telecommunication Services–2.97%
AT&T	539,478	16,329,999
Lumen Technologies	1,223,700	16,336,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	283,800	$ 16,502,970
		49,169,364
Electric Utilities–2.98%
Entergy	166,000	16,512,020
Exelon	376,869	16,484,250
PPL	569,228	16,416,536
		49,412,806
Electrical Equipment–2.00%
Eaton	120,315	16,637,158
Emerson Electric	183,685	16,572,061
		33,209,219
Electronic Equipment, Instruments & Components–2.07%
Amphenol Class A	254,200	16,769,574
Corning	401,895	17,486,451
		34,256,025
Energy Equipment & Services–0.96%
Baker Hughes	733,000	15,840,130
		15,840,130
Equity Real Estate Investment Trusts–4.92%
AvalonBay Communities	87,500	16,144,625
Boston Properties	157,400	15,938,324
Equity Residential	226,200	16,202,706
Realty Income	255,900	16,249,650
VICI Properties	600,706	16,963,937
		81,499,242
Food Products–6.03%
Conagra Brands	438,459	16,486,058
General Mills	275,947	16,921,070
JM Smucker	131,358	16,620,728
Kellogg	263,000	16,647,900
Kraft Heinz	423,197	16,927,880
Tyson Foods Class A	219,900	16,338,570
		99,942,206
Health Care Equipment & Supplies–1.98%
Becton Dickinson & Co.	66,900	16,266,735
Medtronic	139,513	16,480,671
		32,747,406
Health Care Providers & Services–6.89%
Anthem	44,803	16,082,037
†Centene	249,162	15,923,943
Cigna	67,268	16,261,366
CVS Health	221,014	16,626,883
Humana	39,044	16,369,197
†Laboratory Corp of America Holdings	64,600	16,474,938
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	127,538	$ 16,368,227
		114,106,591
Household Durables–4.16%
DR Horton	193,652	17,258,266
Garmin	127,600	16,824,060
Lennar Class A	170,941	17,304,357
PulteGroup	335,605	17,599,126
		68,985,809
Industrial Conglomerates–0.99%
3M	84,800	16,339,264
		16,339,264
Insurance–7.00%
Aflac	324,200	16,592,556
Allstate	143,400	16,476,660
American International Group	359,600	16,617,116
Hartford Financial Services Group	241,300	16,116,427
MetLife	276,319	16,797,432
Principal Financial Group	279,181	16,739,693
Progressive	174,900	16,722,189
		116,062,073
Internet & Direct Marketing Retail–1.04%
eBay	280,700	17,190,068
		17,190,068
IT Services–6.99%
Accenture Class A	60,500	16,713,125
†Akamai Technologies	164,400	16,752,360
Automatic Data Processing	87,300	16,453,431
Broadridge Financial Solutions	108,700	16,641,970
Cognizant Technology Solutions Class A	210,219	16,422,308
International Business Machines	123,864	16,506,117
Paychex	166,900	16,359,538
		115,848,849
Life Sciences Tools & Services–1.00%
†Bio-Rad Laboratories Class A	28,900	16,506,813
		16,506,813
Machinery–4.00%
Cummins	62,748	16,258,634
PACCAR	178,420	16,578,787
Stanley Black & Decker	83,203	16,613,143
Westinghouse Air Brake Technologies	212,800	16,845,248
		66,295,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.51%
Fox Class A	403,226	$ 14,560,491
ViacomCBS Class B	230,748	10,406,735
		24,967,226
Metals & Mining–2.10%
Newmont	268,000	16,152,360
Nucor	232,873	18,692,716
		34,845,076
Multiline Retail–3.04%
Dollar General	82,100	16,635,102
†Dollar Tree	146,400	16,756,944
Target	85,946	17,023,324
		50,415,370
Multi-Utilities–0.99%
Consolidated Edison	220,300	16,478,440
		16,478,440
Oil, Gas & Consumable Fuels–1.97%
Exxon Mobil	287,162	16,032,254
Kinder Morgan	999,300	16,638,345
		32,670,599
Pharmaceuticals–2.95%
Merck & Co.	212,200	16,358,498
Pfizer	454,304	16,459,434
†Viatris	1,154,759	16,131,983
		48,949,915
Professional Services–1.02%
Jacobs Engineering Group	131,200	16,960,224
		16,960,224
Semiconductors & Semiconductor Equipment–7.25%
Analog Devices	107,507	16,672,186
Applied Materials	133,615	17,850,964
Intel	260,737	16,687,168
†Micron Technology	194,873	17,189,747
QUALCOMM	127,200	16,865,448
Skyworks Solutions	94,533	17,344,915
Teradyne	144,400	17,570,592
		120,181,020
Software–1.01%
SS&C Technologies Holdings	240,400	16,796,748
		16,796,748
Specialty Retail–0.98%
Best Buy	141,500	16,245,615
		16,245,615
Technology Hardware, Storage & Peripherals–2.08%
Hewlett Packard Enterprise	1,096,014	17,251,260

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp	235,764	$ 17,132,970
		34,384,230
Total Common Stock (Cost $1,319,155,537)		1,657,294,060

MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	1,401,640	1,401,640
Total Money Market Fund (Cost $1,401,640)		1,401,640

TOTAL INVESTMENTS–100.10% (Cost $1,320,557,177)	1,658,695,700
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,574,427)
NET ASSETS APPLICABLE TO 110,505,600 SHARES OUTSTANDING–100.00%	$1,657,121,273

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$5,157,620	$5,091,968	6/18/21	$65,652	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,657,294,060	$—	$—	$1,657,294,060
Money Market Fund	1,401,640	—	—	1,401,640
Total Investments	$1,658,695,700	$—	$—	$1,658,695,700
Derivatives:

Assets:
Futures Contract	$65,652	$—	$—	$65,652
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–4